 Securities Act of 1933 Registration No. 033-17704

Investment Company Act of 1940 Registration No. 811-05361

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  94

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  94

Variable Insurance Products Fund V

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Cynthia Lo Bessette, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

[X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, February 17, 2023, for the Post-Effective Amendment previously filed on April 15, 2022, for the fund(s).

The Post-Effective Amendment(s) filed on November 25, 2022, for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 82, the Part C is identical to the Part C filed in Post-Effective Amendment No. 91, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 94 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of February 2023.

Variable Insurance Products Fund V
By	/s/Laura M. Del Prato
Laura M. Del Prato, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Laura M. Del Prato		President and Treasurer	February 8, 2023
Laura M. Del Prato		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	February 8, 2023
John J. Burke III		(Principal Financial Officer)

/s/Abigail P. Johnson	†	Trustee	February 8, 2023
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	February 8, 2023
Elizabeth S. Acton

/s/Ann E. Dunwoody	*	Trustee	February 8, 2023
Ann E. Dunwoody

/s/John Engler	*	Trustee	February 8, 2023
John Engler

/s/Robert F. Gartland	*	Trustee	February 8, 2023
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	February 8, 2023
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	February 8, 2023
Michael E. Kenneally

/s/Mark A. Murray	*	Trustee	February 8, 2023
Mark A. Murray
/s/Jennifer Toolin McAuliffe	*	Trustee	February 8, 2023
Jennifer Toolin McAuliffe

†	By:	/s/ Stephanie J. Brown
Stephanie J. Brown, pursuant to a power of attorney dated January 26, 2023 and filed herewith.
*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated January 11, 2023 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after January 11, 2023.

WITNESS our hands on this eleventh day of January 2023.

/s/Elizabeth S. Acton	/s/Michael E. Kenneally
Elizabeth S. Acton	Michael E. Kenneally

/s/Ann E. Dunwoody	/s/Jennifer Toolin McAuliffe
Ann E. Dunwoody	Jennifer Toolin McAuliffe

/s/John Engler	/s/Mark A. Murray
John Engler	Mark A. Murray

/s/Robert F. Gartland
Robert F. Gartland

/s/Arthur E. Johnson
Arthur E. Johnson

POWER OF ATTORNEY

I, the undersigned Trustee of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Municipal Trust

Fidelity Advisor Series II

Fidelity Municipal Trust II

Fidelity Advisor Series IV

Fidelity Newbury Street Trust

Fidelity California Municipal Trust

Fidelity New York Municipal Trust

Fidelity California Municipal Trust II

Fidelity New York Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Oxford Street Trust

Fidelity Charles Street Trust

Fidelity Oxford Street Trust II

Fidelity Colchester Street Trust

Fidelity Phillips Street Trust

Fidelity Court Street Trust

Fidelity Revere Street Trust

Fidelity Court Street Trust II

Fidelity Salem Street Trust

Fidelity Garrison Street Trust

Fidelity School Street Trust

Fidelity Hereford Street Trust

Fidelity Union Street Trust

Fidelity Income Fund

Fidelity Union Street Trust II

Fidelity Massachusetts Municipal Trust

Variable Insurance Products Fund V

Fidelity Merrimack Street Trust

in addition to any other Fidelity Fund for which the undersigned individual serves as Trustee (collectively, the "Funds"), hereby constitute and appoint Stephanie J. Brown, my true and lawful attorney- in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post- Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof.

This Power of Attorney shall remain in full force and effect only for such time as Stephanie J. Brown shall continue to be an officer of Fidelity Management & Research Company LLC, provided that, notwithstanding the foregoing, this Power of Attorney may be revoked at any time by the undersigned in writing.

This Power of Attorney has been executed as of January 26, 2023.

/s/ Abigail P. Johnson

Abigail P. Johnson

245 Summer Street

Fidelity® Investments

Boston, MA 02210

February 8, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

Variable Insurance Products Fund V (the trust): File Nos. 033-17704 and 811-05361

Investor Freedom 2035 Portfolio

Investor Freedom 2040 Portfolio

Investor Freedom 2045 Portfolio

Investor Freedom 2050 Portfolio (the fund(s))

Post-Effective Amendment No. 94

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith on behalf of the trust pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 94 to the trust’s current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the trust.

The purpose of this Post-Effective Amendment is to designate a new effective date, February 17, 2023, for the Post-Effective Amendment previously filed on April 15, 2022, for the fund(s).

The Post-Effective Amendment(s) filed on November 25, 2022, for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 82, the Part C is identical to the Part C filed in Post-Effective Amendment No. 91, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/Renée Fuller
Renée Fuller
Shareholder Reporting